Lease (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Right-of-use assets, net	12,157	8,544	1,176

Operating lease liabilities - current	7,974	6,101	840
Operating lease liabilities - non-current	4,798	2,773	382
Total operating lease liabilities	12,772	8,874	1,222

Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.5 years
Weighted average discount rate	4.75%

Schedule of Maturities Lease Liabilities	Maturities of lease liabilities were as follows:
Twelve months ending June 30,	RMB	US$
2025	6,327	871
2026	2,811	387
Total future minimum lease payments	9,138	1,258
Less: imputed interest	(264)	(36)
Present value of lease liabilities	8,874	1,222